Quarterly portfolio holdings
John Hancock
Income Fund
Fixed income
August 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 8-31-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 14.2%					$261,266,270
(Cost $275,698,063)
U.S. Government 7.3%					134,455,111
U.S. Treasury
Bond	2.000	02-15-50		48,661,000	28,090,322
Bond	2.375	02-15-42		2,240,000	1,621,375
Bond	2.500	02-15-45		5,970,000	4,159,411
Bond	2.750	11-15-42		5,190,000	3,922,707
Bond	3.000	02-15-49		730,000	530,248
Note	1.875	02-15-32		32,523,000	28,815,869
Note	2.750	08-15-32		29,810,000	27,677,886
Note	2.875	05-15-32		14,230,000	13,366,195
Note	3.500	02-15-33		8,085,000	7,836,765
Note	4.000	03-31-30		18,185,000	18,434,333
U.S. Government Agency 6.9%					126,811,159
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.500	02-01-55		6,131,198	6,235,742
30 Yr Pass Thru	6.000	10-01-54		3,313,759	3,435,175
30 Yr Pass Thru	6.000	11-01-54		4,046,900	4,150,914
30 Yr Pass Thru	6.000	01-01-55		7,821,069	8,002,536
30 Yr Pass Thru	6.000	02-01-55		4,700,555	4,868,743
Federal National Mortgage Association
30 Yr Pass Thru	5.500	02-01-54		3,632,749	3,667,446
30 Yr Pass Thru	5.500	03-01-54		5,321,250	5,402,006
30 Yr Pass Thru	5.500	04-01-54		12,368,725	12,486,860
30 Yr Pass Thru	5.500	10-01-54		10,229,178	10,384,417
30 Yr Pass Thru	5.500	10-01-54		4,213,966	4,266,066
30 Yr Pass Thru	5.500	10-01-54		9,352,752	9,512,227
30 Yr Pass Thru	5.500	11-01-54		5,072,052	5,158,536
30 Yr Pass Thru	5.500	12-01-54		10,995,574	11,220,858
30 Yr Pass Thru	5.500	01-01-55		7,127,570	7,255,785
30 Yr Pass Thru	5.500	01-01-55		6,448,208	6,574,277
30 Yr Pass Thru	5.500	01-01-55		4,589,127	4,627,222
30 Yr Pass Thru	6.000	01-01-55		4,663,661	4,828,708
Government National Mortgage Association
30 Yr Pass Thru	4.000	08-20-52		1,933,115	1,821,662
30 Yr Pass Thru	4.000	10-20-52		1,754,973	1,651,048
30 Yr Pass Thru	4.000	11-20-52		2,310,889	2,174,044
30 Yr Pass Thru	4.500	08-20-52		3,288,531	3,197,364
30 Yr Pass Thru	4.500	09-20-52		2,471,194	2,401,913

30 Yr Pass Thru	4.500	12-20-52		3,589,649	3,487,610
Foreign government obligations 25.8%					$472,377,123
(Cost $473,899,573)
Australia 4.5%					81,698,136
Airservices Australia	5.400	11-15-28	AUD	3,120,000	2,124,131
Commonwealth of Australia	1.000	12-21-30	AUD	5,185,000	2,965,424
New South Wales Treasury Corp.	1.750	03-20-34	AUD	6,970,000	3,610,896
New South Wales Treasury Corp.	4.250	02-20-36	AUD	23,030,000	14,183,185
New South Wales Treasury Corp.	4.750	09-20-35	AUD	4,495,000	2,906,510
New South Wales Treasury Corp.	5.250	02-24-38	AUD	2,655,000	1,739,024
Queensland Treasury Corp. (A)	3.250	05-21-35	EUR	2,210,000	2,576,793
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	13,500,000	8,951,431
Queensland Treasury Corp. (A)	5.250	08-13-38	AUD	3,930,000	2,542,667
South Australian Government Financing Authority	1.750	05-24-34	AUD	13,370,000	6,882,308
Treasury Corp. of Victoria	2.000	09-17-35	AUD	9,900,000	4,928,486
Treasury Corp. of Victoria	2.000	11-20-37	AUD	11,345,000	5,209,638
2	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
Treasury Corp. of Victoria	2.250	11-20-34	AUD	2,525,000	$1,328,252
Treasury Corp. of Victoria	2.250	11-20-41	AUD	5,050,000	2,126,948
Treasury Corp. of Victoria	4.250	12-20-32	AUD	6,770,000	4,366,603
Treasury Corp. of Victoria	4.750	09-15-36	AUD	17,795,000	11,276,875
Treasury Corp. of Victoria	5.000	11-20-40	AUD	3,640,000	2,240,218
Treasury Corp. of Victoria	5.250	09-15-38	AUD	2,685,000	1,738,747
Austria 0.3%					4,638,885
Republic of Austria (A)	2.900	02-20-33	EUR	3,940,000	4,638,885
Brazil 1.4%					26,250,279
Federative Republic of Brazil	10.000	01-01-27	BRL	146,395,000	26,250,279
Canada 2.4%					44,076,108
CDP Financial, Inc.	4.200	12-02-30	CAD	5,270,000	4,006,443
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	2,455,000	1,675,374
Government of Canada	0.500	12-01-30	CAD	3,655,000	2,344,246
Government of Canada	3.500	09-01-29	CAD	2,500,000	1,865,894
OMERS Finance Trust (A)	3.250	01-28-35	EUR	2,310,000	2,683,597
OMERS Finance Trust (A)(B)	5.500	11-15-33		4,275,000	4,584,406
Province of Alberta	3.100	06-01-50	CAD	9,110,000	5,079,736
Province of British Columbia	4.200	07-06-33		3,695,000	3,660,447
Province of Ontario	3.100	01-31-34	EUR	3,210,000	3,744,350
Province of Ontario	3.450	06-02-45	CAD	3,895,000	2,406,967
Province of Ontario	5.350	05-08-34	AUD	6,500,000	4,398,345
Province of Quebec	4.250	12-01-43	CAD	5,270,000	3,664,499
Province of Quebec	4.500	09-08-33		3,926,000	3,961,804
China 0.1%					2,341,626
People’s Republic of China	2.690	08-12-26	CNY	16,480,000	2,341,626
Czech Republic 1.0%					18,322,467
Czech Republic	3.500	05-30-35	CZK	305,330,000	13,740,384
Czech Republic	4.250	10-24-34	CZK	95,940,000	4,582,083
Finland 0.1%					2,718,976
Republic of Finland (A)	3.000	09-15-33	EUR	2,310,000	2,718,976
Germany 1.6%					28,681,898
Federal Republic of Germany	2.200	02-15-34	EUR	15,115,000	17,166,884
Federal Republic of Germany	2.500	02-15-35	EUR	4,100,000	4,729,114
Federal Republic of Germany, Zero Coupon	0.000	08-15-31	EUR	2,430,000	2,481,123
Federal Republic of Germany, Zero Coupon	0.000	02-15-32	EUR	4,280,000	4,304,777
India 0.7%					13,363,766
Republic of India	6.100	07-12-31	INR	166,260,000	1,853,531
Republic of India	7.100	04-18-29	INR	798,450,000	9,261,709
Republic of India	7.170	04-17-30	INR	192,820,000	2,248,526
Indonesia 2.8%					51,337,711
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	1,175,846
Republic of Indonesia	3.050	03-12-51		4,315,000	2,836,339
Republic of Indonesia	5.125	04-15-27	IDR	23,368,000,000	1,412,166
Republic of Indonesia	6.125	05-15-28	IDR	70,103,000,000	4,315,173
Republic of Indonesia	6.375	08-15-28	IDR	140,579,000,000	8,717,286
Republic of Indonesia	6.375	04-15-32	IDR	45,572,000,000	2,797,086
Republic of Indonesia	6.500	07-15-30	IDR	70,959,000,000	4,456,380
Republic of Indonesia	6.500	02-15-31	IDR	128,889,000,000	8,012,289
Republic of Indonesia	6.625	05-15-33	IDR	87,567,000,000	5,385,357
Republic of Indonesia	6.625	02-15-34	IDR	48,467,000,000	2,986,634
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,259,029
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	8.375	09-15-26	IDR	37,098,000,000	$2,316,111
Republic of Indonesia	8.750	05-15-31	IDR	56,213,000,000	3,855,821
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	1,812,194
Ireland 0.4%					7,598,875
Republic of Ireland	2.600	10-18-34	EUR	6,690,000	7,598,875
Japan 2.0%					35,759,626
Government of Japan	0.005	12-01-25	JPY	2,906,050,000	19,751,722
Government of Japan	0.005	03-20-27	JPY	461,200,000	3,099,771
Government of Japan	0.100	06-20-26	JPY	1,279,800,000	8,668,911
Government of Japan	2.100	12-20-25	JPY	620,050,000	4,239,222
New Zealand 3.6%					66,530,433
Government of New Zealand	1.750	05-15-41	NZD	11,280,000	4,371,458
Government of New Zealand	2.000	05-15-32	NZD	17,495,000	9,118,850
Government of New Zealand	2.750	04-15-37	NZD	13,340,000	6,568,561
Government of New Zealand	3.500	04-14-33	NZD	4,690,000	2,651,685
Government of New Zealand	4.250	05-15-34	NZD	26,515,000	15,621,904
Government of New Zealand	4.250	05-15-36	NZD	2,953,000	1,710,640
Government of New Zealand	4.500	05-15-30	NZD	11,290,000	6,919,808
Government of New Zealand	4.500	05-15-35	NZD	14,660,000	8,738,026
New Zealand Local Government Funding Agency	2.000	04-15-37	NZD	10,590,000	4,595,896
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	2,945,000	1,627,819
New Zealand Local Government Funding Agency	5.000	03-08-34	AUD	6,945,000	4,605,786
Norway 1.1%					19,531,454
Kingdom of Norway (A)	1.250	09-17-31	NOK	16,455,000	1,414,662
Kingdom of Norway (A)	2.125	05-18-32	NOK	130,890,000	11,721,179
Kingdom of Norway (A)	3.000	08-15-33	NOK	18,755,000	1,754,664
Kingdom of Norway (A)	3.500	10-06-42	NOK	6,532,000	614,706
Kingdom of Norway (A)	3.750	06-12-35	NOK	26,495,000	2,591,790
Kommunalbanken AS	2.500	08-03-32	AUD	2,498,000	1,434,453
Philippines 1.7%					31,936,929
Republic of the Philippines	0.875	05-17-27	EUR	3,790,000	4,323,026
Republic of the Philippines	6.250	01-14-36	PHP	142,000,000	2,446,452
Republic of the Philippines	6.375	07-27-30	PHP	520,160,000	9,306,144
Republic of the Philippines	6.375	04-28-35	PHP	183,400,000	3,292,300
Republic of the Philippines	6.500	05-19-29	PHP	264,960,000	4,733,747
Republic of the Philippines	6.750	09-15-32	PHP	335,020,000	6,144,305
Republic of the Philippines	8.000	09-30-35	PHP	84,500,000	1,690,955
Qatar 0.2%					3,149,253
State of Qatar (A)	4.817	03-14-49		3,450,000	3,149,253
United Arab Emirates 0.1%					1,284,012
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,284,012
United Kingdom 1.8%					33,156,689
Government of the United Kingdom	3.250	01-31-33	GBP	10,715,000	13,386,684
Government of the United Kingdom	4.000	10-22-31	GBP	9,390,000	12,512,212
Government of the United Kingdom	4.250	07-31-34	GBP	3,450,000	4,532,089

Government of the United Kingdom	4.250	03-07-36	GBP	2,115,000	2,725,704
Corporate bonds 41.6%					$763,601,969
(Cost $776,749,173)
Communication services 3.6%					65,345,590
Diversified telecommunication services 0.1%
Cellnex Finance Company SA	2.000	09-15-32	EUR	1,500,000	1,585,890
4	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Entertainment 0.1%
WMG Acquisition Corp. (A)(B)	3.000	02-15-31		2,080,000	$1,917,250
Interactive media and services 0.3%
Alphabet, Inc.	3.000	05-06-33	EUR	2,953,000	3,432,983
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,532,909
Media 1.9%
Charter Communications Operating LLC	3.700	04-01-51		2,185,000	1,407,114
Charter Communications Operating LLC	5.125	07-01-49		7,775,000	6,318,546
Charter Communications Operating LLC	5.750	04-01-48		7,655,000	6,822,283
Charter Communications Operating LLC	6.484	10-23-45		3,220,000	3,131,998
News Corp. (A)	3.875	05-15-29		6,685,000	6,455,358
Sirius XM Radio LLC (A)	4.125	07-01-30		5,255,000	4,886,128
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		2,250,000	2,112,284
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		2,489,000	2,450,777
Wireless telecommunication services 1.2%
T-Mobile USA, Inc.	2.700	03-15-32		1,965,000	1,740,817
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,666,247
T-Mobile USA, Inc.	3.500	04-15-31		3,585,000	3,389,210
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		11,885,000	10,970,301
Vmed O2 UK Financing I PLC (A)	5.625	04-15-32	EUR	3,780,000	4,525,495
Consumer discretionary 3.8%					70,021,662
Automobiles 1.3%
Ford Motor Company	3.250	02-12-32		15,598,000	13,372,096
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,522,257
Ford Motor Credit Company LLC	4.000	11-13-30		3,145,000	2,924,369
Ford Motor Credit Company LLC	4.542	08-01-26		610,000	607,987
Ford Motor Credit Company LLC	5.780	04-30-30	GBP	1,430,000	1,923,865
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (C)	5.700	09-30-30		1,796,000	1,760,661
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(C)	6.500	09-30-28		1,256,000	1,232,922
Hotels, restaurants and leisure 2.5%
Carnival Corp. (A)	5.750	01-15-30	EUR	1,705,000	2,157,283
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		2,655,000	2,423,397
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		3,190,000	3,181,210
Hyatt Hotels Corp.	5.750	03-30-32		4,540,000	4,703,148
NCL Corp., Ltd. (A)	6.750	02-01-32		3,535,000	3,645,691
New Red Finance, Inc. (A)	3.500	02-15-29		3,239,000	3,081,670
New Red Finance, Inc. (A)	3.875	01-15-28		1,368,000	1,331,569
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		5,430,000	5,571,023
Travel + Leisure Company (A)	4.500	12-01-29		2,729,000	2,643,658
Travel + Leisure Company (A)	6.125	09-01-33		1,650,000	1,656,020
Yum! Brands, Inc.	3.625	03-15-31		8,910,000	8,287,272
Yum! Brands, Inc.	4.625	01-31-32		3,490,000	3,373,525
Yum! Brands, Inc. (A)	4.750	01-15-30		4,660,000	4,622,039
Consumer staples 2.6%					48,672,282
Consumer staples distribution and retail 0.1%
Performance Food Group, Inc. (A)	4.250	08-01-29		2,235,000	2,164,316
Food products 2.5%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		3,505,000	3,536,510
Darling Ingredients, Inc. (A)	6.000	06-15-30		2,230,000	2,254,180
JBS USA LUX SA	3.625	01-15-32		2,990,000	2,755,786
JBS USA LUX SA	5.750	04-01-33		1,936,000	2,005,522
Kraft Heinz Foods Company	4.375	06-01-46		6,000,000	4,777,915
Kraft Heinz Foods Company	6.875	01-26-39		3,480,000	3,786,446
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Kraft Heinz Foods Company (A)	7.125	08-01-39		3,060,000	$3,395,830
MARB BondCo PLC (A)	3.950	01-29-31		5,740,000	5,196,485
Mars, Inc. (A)	5.200	03-01-35		4,745,000	4,788,989
NBM US Holdings, Inc. (A)	7.000	05-14-26		935,000	935,103
Post Holdings, Inc. (A)	4.500	09-15-31		1,210,000	1,128,722
Post Holdings, Inc. (A)	4.625	04-15-30		3,920,000	3,780,382
Post Holdings, Inc. (A)	5.500	12-15-29		1,980,000	1,973,852
Post Holdings, Inc. (A)	6.375	03-01-33		6,130,000	6,192,244
Energy 7.5%					137,500,823
Energy equipment and services 0.2%
Helmerich & Payne, Inc.	2.900	09-29-31		4,645,000	4,048,156
Oil, gas and consumable fuels 7.3%
Aker BP ASA (A)	5.125	10-01-34		4,940,000	4,785,414
Antero Resources Corp. (A)	5.375	03-01-30		1,860,000	1,873,584
Cenovus Energy, Inc.	3.500	02-07-28	CAD	1,585,000	1,152,531
Cenovus Energy, Inc.	5.400	06-15-47		2,411,000	2,148,607
Cenovus Energy, Inc.	6.750	11-15-39		9,405,000	10,188,617
Cheniere Energy Partners LP	4.000	03-01-31		4,745,000	4,572,645
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		3,795,000	4,017,276
Continental Resources, Inc. (A)	2.875	04-01-32		6,869,000	5,899,229
Continental Resources, Inc. (A)	5.750	01-15-31		4,811,000	4,938,649
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54		3,530,000	3,670,678
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		4,285,000	4,847,252
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30		4,955,000	5,084,732
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		5,545,000	5,907,698
EQT Corp. (A)	3.625	05-15-31		7,220,000	6,744,044
EQT Corp.	5.750	02-01-34		2,070,000	2,143,019
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		3,626,030	3,070,073
Occidental Petroleum Corp.	6.125	01-01-31		3,520,000	3,679,227
Occidental Petroleum Corp.	6.450	09-15-36		5,440,000	5,627,354
Occidental Petroleum Corp.	6.625	09-01-30		4,275,000	4,543,226
Occidental Petroleum Corp.	7.500	05-01-31		1,545,000	1,724,942
Ovintiv, Inc.	6.500	08-15-34		3,015,000	3,174,140
Ovintiv, Inc.	6.500	02-01-38		3,885,000	3,996,933
PRIO Luxembourg Holding Sarl (A)	6.125	06-09-26		2,400,000	2,399,398
QatarEnergy (A)	3.300	07-12-51		1,405,000	959,396
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (B)	7.500	03-01-55		2,265,000	2,367,360
Targa Resources Partners LP	4.000	01-15-32		2,375,000	2,232,741
The Williams Companies, Inc.	3.500	11-15-30		3,655,000	3,485,240
The Williams Companies, Inc.	5.300	09-30-35		3,698,000	3,701,221
TransCanada PipeLines, Ltd.	6.200	10-15-37		3,154,000	3,325,264
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65		4,660,000	4,726,708
TransCanada PipeLines, Ltd.	7.250	08-15-38		1,346,000	1,528,696
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		3,640,000	3,564,021
Var Energi ASA (A)	6.500	05-22-35		3,770,000	3,942,312
Var Energi ASA (A)	7.500	01-15-28		3,505,000	3,719,086
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(C)	9.000	09-30-29		2,910,000	2,889,752
Western Midstream Operating LP	4.050	02-01-30		845,000	821,602
Financials 9.7%					177,302,132
Banks 7.4%
Asian Development Bank	3.625	01-22-29	NOK	23,000,000	2,265,968
6	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Asian Development Bank	6.200	10-06-26	INR	147,000,000	$1,664,881
Bank of America Corp. (1.102% to 5-24-31, then 3 month EURIBOR + 0.950%)	1.102	05-24-32	EUR	3,125,000	3,245,877
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30		8,590,000	8,843,474
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%)	6.875	11-26-85		4,150,000	4,175,460
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		2,420,000	2,538,086
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	6,050,000	4,655,242
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (B)(C)	7.625	03-15-35		4,204,000	4,342,488
BNP Paribas SA (7.375% to 9-10-34, then 5 Year CMT + 3.535%) (A)(C)	7.375	09-10-34		3,095,000	3,181,527
Canadian Imperial Bank of Commerce (7.000% to 10-28-30, then 5 Year CMT + 3.000%) (B)	7.000	10-28-85		4,805,000	4,899,389
European Bank for Reconstruction & Development	6.300	10-26-27	INR	174,700,000	1,969,886
European Investment Bank	0.250	01-20-32	EUR	165,000	166,321
European Investment Bank	1.250	02-17-27	NOK	6,650,000	636,567
HSBC Holdings PLC (5.790% to 5-13-35, then Overnight SOFR + 1.880%)	5.790	05-13-36		3,980,000	4,140,814
HSBC Holdings PLC (6.950% to 2-27-32, then 5 Year CMT + 2.635%) (C)	6.950	08-27-31		3,824,000	3,929,137
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (C)	7.050	06-05-30		12,003,000	12,382,523
Independent Bank Corp. (7.250% to 4-1-30, then 3 month CME Term SOFR + 3.530%)	7.250	04-01-35		3,290,000	3,372,396
Inter-American Development Bank	3.770	11-17-27	NOK	24,670,000	2,443,193
Inter-American Development Bank	7.350	10-06-30	INR	366,000,000	4,256,893
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	14,270,000	1,397,981
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	1,350,000	971,143
International Bank for Reconstruction & Development	6.850	04-24-28	INR	100,000,000	1,137,851
International Development Association	1.750	02-17-27	NOK	13,510,000	1,301,557
International Finance Corp.	0.500	10-08-25	NOK	45,610,000	4,520,186
Nordic Investment Bank	3.125	02-16-35	NOK	18,340,000	1,676,854
Nordic Investment Bank	4.000	11-04-26	NOK	9,000,000	894,112
Realkredit Danmark A/S	1.000	01-01-26	DKK	15,920,000	2,487,414
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (C)	4.200	02-24-27	CAD	3,040,000	2,015,540
Royal Bank of Canada (6.350% to 11-24-34, then 5 Year CMT + 2.257%)	6.350	11-24-84		3,790,000	3,672,073
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		7,915,000	8,275,465
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(C)	8.125	11-21-29		5,175,000	5,340,792
SouthState Corp. (7.000% to 6-13-30, then Overnight SOFR + 3.190%)	7.000	06-13-35		11,455,000	11,835,927
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	2,000,000	2,673,014
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		6,035,000	6,391,765
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		4,375,000	4,607,492
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)	3.700	01-15-27		2,290,000	2,205,369
Wells Fargo & Company (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%)	3.900	07-22-32	EUR	595,000	716,364
Capital markets 1.4%
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	1,656,182
MSCI, Inc. (A)	3.625	09-01-30		6,260,000	5,968,227
MSCI, Inc. (A)	3.625	11-01-31		3,202,000	2,982,074
MSCI, Inc. (A)	3.875	02-15-31		3,660,000	3,492,451
The Goldman Sachs Group, Inc. (3.500% to 1-23-32, then 3 month EURIBOR + 1.150%)	3.500	01-23-33	EUR	1,645,000	1,938,040
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(C)	7.125	08-10-34		9,425,000	9,594,999
Financial services 0.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	2,060,595
Berkshire Hathaway Finance Corp.	4.200	08-15-48		2,315,000	1,918,685
Fidelity National Information Services, Inc.	2.000	05-21-30	EUR	3,220,000	3,588,761
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	8,871,097
Health care 2.6%					47,380,155
Health care equipment and supplies 0.2%
Boston Scientific Corp.	0.625	12-01-27	EUR	2,585,000	2,906,610
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services 2.3%
Centene Corp.	2.500	03-01-31		3,445,000	$2,935,373
Centene Corp.	3.000	10-15-30		6,540,000	5,779,315
Centene Corp.	3.375	02-15-30		5,115,000	4,661,317
Centene Corp.	4.625	12-15-29		1,170,000	1,126,848
HCA, Inc.	3.500	09-01-30		18,515,000	17,645,615
HCA, Inc.	5.600	04-01-34		8,210,000	8,438,202
Rede D’Or Finance Sarl (A)(B)	4.500	01-22-30		1,336,000	1,271,018
Rede D’Or Finance Sarl (A)	4.950	01-17-28		1,326,000	1,312,464
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,303,393
Industrials 4.3%					78,319,273
Aerospace and defense 1.4%
Airbus SE	1.625	06-09-30	EUR	1,595,000	1,777,730
DAE Funding LLC (A)	3.375	03-20-28		2,530,000	2,439,081
The Boeing Company	5.150	05-01-30		6,310,000	6,472,359
The Boeing Company	5.805	05-01-50		1,445,000	1,389,565
TransDigm, Inc. (A)	6.250	01-31-34		1,325,000	1,359,518
TransDigm, Inc. (A)	6.750	01-31-34		2,835,000	2,926,462
TransDigm, Inc. (A)	7.125	12-01-31		9,269,000	9,661,635
Building products 0.0%
Johnson Controls International PLC	0.375	09-15-27	EUR	585,000	656,098
Construction and engineering 0.3%
AECOM (A)	6.000	08-01-33		4,700,000	4,797,079
Ground transportation 0.2%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		1,635,000	1,555,441
Uber Technologies, Inc.	4.800	09-15-34		2,550,000	2,520,843
Industrial conglomerates 0.1%
3M Company	1.750	05-15-30	EUR	1,580,000	1,752,532
Machinery 0.2%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60		3,360,000	3,371,266
Passenger airlines 1.3%
American Airlines, Inc. (A)	5.750	04-20-29		8,410,000	8,456,415
American Airlines, Inc. (A)(B)	8.500	05-15-29		2,373,000	2,486,776
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		1,137,526	1,080,057
Delta Air Lines, Inc.	5.250	07-10-30		1,005,000	1,024,903
JetBlue Airways Corp. (A)	9.875	09-20-31		4,115,000	4,089,051
United Airlines, Inc. (A)	4.625	04-15-29		6,490,000	6,386,768
Trading companies and distributors 0.8%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55		5,830,000	6,103,942
United Rentals North America, Inc.	3.875	02-15-31		5,855,000	5,509,246
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,502,506
Information technology 0.7%					13,728,590
IT services 0.5%
CoreWeave, Inc. (A)	9.000	02-01-31		4,445,000	4,400,534
Gartner, Inc. (A)	3.750	10-01-30		5,035,000	4,737,460
Technology hardware, storage and peripherals 0.2%
CDW LLC	3.569	12-01-31		680,000	632,983
Dell International LLC	8.350	07-15-46		3,112,000	3,957,613
Materials 2.7%					49,946,887
Chemicals 0.1%
Braskem Netherlands Finance BV (A)(B)	4.500	01-31-30		2,328,000	1,641,943
8	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Braskem Netherlands Finance BV (A)(B)	5.875	01-31-50		990,000	$573,980
Construction materials 0.5%
Quikrete Holdings, Inc. (A)	6.375	03-01-32		8,298,000	8,558,151
Containers and packaging 0.8%
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		1,745,000	1,649,133
Ball Corp.	2.875	08-15-30		10,200,000	9,226,876
Ball Corp.	6.875	03-15-28		4,490,000	4,583,522
Metals and mining 1.3%
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		2,207,000	2,231,597
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33		6,905,000	6,879,888
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		2,130,000	1,793,294
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		2,830,000	2,997,345
Freeport-McMoRan, Inc.	4.625	08-01-30		500,000	501,102
Freeport-McMoRan, Inc.	5.450	03-15-43		9,835,000	9,310,056
Real estate 1.7%					30,541,975
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	3.500	09-15-30		975,000	916,765
Specialized REITs 1.6%
American Tower Corp.	4.625	05-16-31	EUR	1,725,000	2,160,207
American Tower Trust I (A)	5.490	03-15-28		3,185,000	3,242,948
SBA Communications Corp.	3.125	02-01-29		3,840,000	3,608,717
SBA Communications Corp.	3.875	02-15-27		6,450,000	6,340,341
VICI Properties LP (A)	4.125	08-15-30		2,725,000	2,632,162
VICI Properties LP	5.125	11-15-31		3,745,000	3,791,339
VICI Properties LP	5.125	05-15-32		3,630,000	3,642,661
VICI Properties LP	5.625	04-01-35		4,160,000	4,206,835
Utilities 2.4%					44,842,600
Electric utilities 1.4%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		7,040,000	7,484,618
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		1,100,000	1,138,909
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		7,845,000	7,894,251
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54		1,990,000	2,079,150
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55		3,840,000	3,966,388
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55		3,870,000	4,049,313
Independent power and renewable electricity producers 0.2%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		3,965,000	4,074,141
Multi-utilities 0.8%
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55		990,000	1,009,843
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55		3,635,000	3,723,738
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		870,000	909,396
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		3,900,000	4,173,936
E.ON SE	0.625	11-07-31	EUR	1,530,000	1,556,732

Sempra (6.550% to 4-1-35, then 5 Year CMT + 2.138%)	6.550	04-01-55		2,825,000	2,782,185
Convertible bonds 1.5%					$27,889,824
(Cost $25,093,092)
Consumer discretionary 0.3%					5,715,178
Hotels, restaurants and leisure 0.1%
Marriott Vacations Worldwide Corp.	3.250	12-15-27		2,025,000	1,930,874
Specialty retail 0.2%
Burlington Stores, Inc. (B)	1.250	12-15-27		2,505,000	3,784,304
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Utilities 1.2%				$22,174,646
Electric utilities 0.9%
FirstEnergy Corp. (A)	3.875	01-15-31	4,470,000	4,729,260
The Southern Company (A)	3.250	06-15-28	2,730,000	2,747,745
The Southern Company	4.500	06-15-27	4,920,000	5,409,540
TXNM Energy, Inc.	5.750	06-01-54	2,705,000	3,538,952
Multi-utilities 0.3%
CenterPoint Energy, Inc. (A)	3.000	08-01-28	3,795,000	3,814,539

CenterPoint Energy, Inc.	4.250	08-15-26	1,770,000	1,934,610
Term loans (D) 6.9%				$126,627,731
(Cost $127,143,611)
Communication services 0.4%				7,817,899
Entertainment 0.4%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	6.296	09-30-31	2,184,000	2,182,187
Delta 2 Lux Sarl, 2024 Term Loan B2 (3 month CME Term SOFR + 2.000%)	6.291	09-30-31	1,092,000	1,091,094
UFC Holdings LLC, 2024 Term Loan B4 (3 month CME Term SOFR + 2.250%)	6.465	11-21-31	4,533,963	4,544,618
Consumer discretionary 1.8%				32,128,797
Automobile components 0.1%
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	7.066	01-28-32	2,240,000	2,240,000
Hotels, restaurants and leisure 1.5%
Aramark Services, Inc., 2024 Term Loan B8 (1 and 3 month CME Term SOFR + 2.000%)	6.283	06-22-30	4,309,856	4,313,433
Aramark Services, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 1.750%)	6.066	04-06-28	1,058,000	1,058,222
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	6.081	11-08-30	4,890,000	4,895,917
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%)	6.224	03-15-28	4,296,314	4,311,093
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.066	09-20-30	10,930,395	10,882,629
Travel + Leisure Company, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.816	12-14-29	2,165,596	2,169,321
Specialty retail 0.2%
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.566	01-23-32	2,253,675	2,258,182
Consumer staples 0.1%				2,035,125
Personal care products 0.1%
Opal US LLC, USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.575	04-28-32	2,025,000	2,035,125
Energy 0.5%				8,099,507
Oil, gas and consumable fuels 0.5%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 2.000%)	6.366	02-11-30	4,274,288	4,274,288
Long Ridge Energy LLC, Term Loan B (3 month CME Term SOFR + 4.500%)	8.796	02-19-32	3,875,288	3,825,219
Health care 0.4%				7,802,328
Health care equipment and supplies 0.4%
Medline Borrower LP, 2025 Incremental Term Loan B (1 month CME Term SOFR + 2.000%)	6.316	10-23-30	6,805,515	6,805,515
Pharmaceuticals 0.0%
Organon & Company, 2024 USD Term Loan (1 month CME Term SOFR + 2.250%)	6.573	05-19-31	1,025,000	996,813
Industrials 2.8%				50,654,644
Aerospace and defense 0.2%
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.796	02-28-31	1,831,500	1,832,654
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%)	7.046	03-22-30	656,688	658,204
TransDigm, Inc., 2024 Term Loan L (3 month CME Term SOFR + 2.500%)	6.796	01-19-32	1,831,163	1,832,316
Commercial services and supplies 0.3%
Clean Harbors, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.066	10-09-28	4,353,496	4,382,055
Construction and engineering 0.3%
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%)	6.066	04-18-31	4,976,706	5,003,929
Passenger airlines 1.0%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	6.575	04-20-28	1,896,497	1,889,688
10	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 3.250%)	7.575	05-28-32	4,502,600	$4,523,717
AS Mileage Plan IP, Ltd., 2025 Repriced Term Loan B (3 month CME Term SOFR + 1.750%)	6.075	10-15-31	2,623,068	2,627,160
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	9.069	08-27-29	4,362,038	4,113,401
United Airlines, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.000%)	6.196	02-22-31	4,501,362	4,503,613
Professional services 0.4%
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	6.101	10-30-31	7,132,778	7,132,778
Trading companies and distributors 0.5%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	8.316	05-21-32	4,765,000	4,687,569
United Rentals North America, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 1.500%)	5.816	02-14-31	4,969,537	4,992,298
Transportation infrastructure 0.1%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	6.316	10-31-31	1,790,522	1,793,190
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	6.316	10-31-31	681,058	682,072
Information technology 0.3%				6,123,290
Software 0.3%
Cloud Software Group, Inc., 2024 USD Term Loan (3 month CME Term SOFR + 3.750%)	7.483	03-21-31	6,109,300	6,123,290
Materials 0.2%				4,377,269
Containers and packaging 0.2%
Clydesdale Acquisition Holdings, Inc., 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 3.250%)	7.566	04-01-32	2,297	2,294
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.566	04-01-32	4,380,626	4,374,975
Utilities 0.4%				7,588,872
Electric utilities 0.4%

NRG Energy, Inc., 2024 Term Loan (1 and 3 month CME Term SOFR + 1.750%)	6.065	04-16-31	7,582,730	7,588,872

Collateralized mortgage obligations 5.5%				$101,498,033
(Cost $101,356,152)
Commercial and residential 3.1%				57,385,609
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(E)	3.805	01-25-49	564,688	552,153
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) (A)(F)	6.284	08-15-41	2,455,000	2,465,741
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(F)	5.398	12-15-38	1,996,794	1,996,198
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(F)	5.178	09-15-36	1,613,099	1,610,667
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(F)	5.755	03-15-41	3,525,647	3,530,050
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,880,000	1,903,321
Series 2024-BIO, Class C (1 month CME Term SOFR + 2.640%) (A)(F)	7.003	02-15-41	1,775,000	1,770,008
Century Plaza Towers
Series 2019-CPT, Class A (A)	2.865	11-13-39	4,715,000	4,338,769
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(E)	6.015	10-12-40	1,350,000	1,394,834
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(E)	4.550	04-25-67	1,314,423	1,324,606
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	96,385	95,160
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	1,073,002	1,071,008
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	7,810,328	123,534
Series 2007-4, Class ES IO	0.350	07-19-37	8,087,479	127,848
Series 2007-6, Class ES IO (A)	0.343	08-19-37	8,877,113	146,594
InTown Mortgage Trust
Series 2025-STAY, Class A (1 month CME Term SOFR + 1.350%) (A)(F)	5.713	03-15-42	2,960,000	2,960,000
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(F)	5.658	05-15-39	3,945,000	$3,836,513
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(F)	6.157	05-15-39	5,255,000	4,909,488
Series 2022-BMR2, Class C (1 month CME Term SOFR + 2.093%) (A)(F)	6.456	05-15-39	1,855,000	1,695,006
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%) (A)(F)	5.937	06-25-57	256,915	260,077
NYC Commercial Mortgage Trust
Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) (A)(F)	5.576	02-15-42	2,000,000	1,996,072
ROCK Trust
Series 2024-CNTR, Class D (A)	7.109	11-13-41	5,205,000	5,431,690
SCOTT Trust
Series 2023-SFS, Class A (A)	5.910	03-10-40	5,905,000	6,079,251
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A (1 month CME Term SOFR + 1.392%) (A)(F)	5.755	05-15-39	5,240,000	5,239,999
Verus Securitization Trust
Series 2022-8, Class A2 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	900,913	898,517
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	1,633,347	1,628,505
U.S. Government Agency 2.4%				44,112,424
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(F)	6.348	04-25-42	1,655,264	1,669,681
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(F)	6.548	05-25-42	1,638,295	1,660,161
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(F)	7.698	05-25-42	3,570,000	3,705,745
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(F)	6.848	03-25-52	1,019,011	1,032,277
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(F)	7.848	03-25-42	365,000	376,749
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%) (A)(F)	8.348	07-25-42	1,550,000	1,632,832
Series 2024-HQA1, Class A1 (30 day Average SOFR + 1.250%) (A)(F)	5.598	03-25-44	4,159,308	4,176,071
Series 2024-HQA1, Class M1 (30 day Average SOFR + 1.250%) (A)(F)	5.598	03-25-44	1,567,828	1,570,912
Series 2025-HQA1, Class A1 (30 day Average SOFR + 0.950%) (A)(F)	5.298	02-25-45	3,031,125	3,032,336
Series 2025-HQA1, Class M1 (30 day Average SOFR + 1.150%) (A)(F)	5.498	02-25-45	3,323,367	3,326,445
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%) (A)(F)	5.348	12-25-41	316,970	317,070
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%) (A)(F)	6.448	03-25-42	237,500	240,389
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%) (A)(F)	6.348	03-25-42	655,749	666,085
Series 2022-R05, Class 2M1 (30 day Average SOFR + 1.900%) (A)(F)	6.248	04-25-42	596,946	598,999
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%) (A)(F)	7.098	05-25-42	951,595	970,922
Series 2022-R07, Class 1M1 (30 day Average SOFR + 2.950%) (A)(F)	7.300	06-25-42	1,585,289	1,621,840
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(F)	6.850	09-25-42	998,157	1,012,444
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(F)	6.750	12-25-42	1,584,118	1,619,747
Series 2023-R03, Class 2M1 (30 day Average SOFR + 2.500%) (A)(F)	6.848	04-25-43	556,234	564,914
Series 2023-R06, Class 1M1 (30 day Average SOFR + 1.700%) (A)(F)	6.048	07-25-43	1,053,732	1,060,093
Series 2024-R06, Class 1A1 (30 day Average SOFR + 1.150%) (A)(F)	5.498	09-25-44	6,146,579	6,165,963
Series 2025-R02, Class 1A1 (30 day Average SOFR + 1.000%) (A)(F)	5.350	02-25-45	3,600,183	3,603,773

Series 2025-R04, Class 1A1 (30 day Average SOFR + 1.000%) (A)(F)	5.348	05-25-45	3,481,229	3,486,976
Asset-backed securities 1.4%				$24,703,122
(Cost $24,438,446)
Asset-backed securities 1.4%				24,703,122
AutoNation Finance Trust
Series 2025-1A, Class A4 (A)	4.760	06-10-30	3,065,000	3,116,239
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	2,095,000	2,089,017
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	2,196,875	2,165,303
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,710,800	1,701,677
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,584,788	3,582,130
Series 2025-1A, Class A2II (A)	5.217	07-25-55	1,410,000	1,416,609
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	643,393	638,570
MetroNet Infrastructure Issuer LLC
12	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2025-2A, Class A2 (A)	5.400	08-20-55	1,885,000	$1,902,321
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	1,611,726	1,644,870
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	3,774,375	3,775,083
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	406,678	406,950
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	2,215,000	2,264,353

	Shares	Value
Preferred securities 1.0%		$18,770,855
(Cost $17,648,657)
Financials 0.2%		4,113,780
Banks 0.2%
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	162,600	4,113,780
Industrials 0.2%		3,903,329
Aerospace and defense 0.2%
The Boeing Company, 6.000%	52,450	3,903,329
Utilities 0.6%		10,753,746
Electric utilities 0.6%
NextEra Energy, Inc., 7.234%	236,450	10,753,746

	Yield (%)	Shares	Value
Short-term investments 1.8%			$33,127,443
(Cost $33,128,720)
Short-term funds 1.8%			33,127,443
John Hancock Collateral Trust (G)	4.1996(H)	3,311,718	33,127,443

Total investments (Cost $1,855,155,487) 99.7%	$1,829,862,370
Other assets and liabilities, net 0.3%	4,614,042
Total net assets 100.0%	$1,834,476,412

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	13

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $454,131,319 or 24.8% of the fund’s net assets as of 8-31-25.
(B)	All or a portion of this security is on loan as of 8-31-25. The value of securities on loan amounted to $16,035,131.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $16,370,991.
(H)	The rate shown is the annualized seven-day yield as of 8-31-25.
The fund had the following country composition as a percentage of net assets on 8-31-25:
United States	60.0%
Canada	8.0%
United Kingdom	4.5%
Australia	4.5%
New Zealand	3.6%
Indonesia	2.8%
Japan	2.0%
Norway	1.7%
Philippines	1.7%
Germany	1.7%
Other countries	9.5%
TOTAL	100.0%
14	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	325	Short	Dec 2025	$(36,472,404)	$(36,562,422)	$(90,018)
Euro-OAT Futures	59	Short	Sep 2025	(8,549,607)	(8,414,727)	134,880
U.S. Treasury Long Bond Futures	3	Short	Dec 2025	(343,354)	(342,750)	604
						$45,466
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	17,529,027	USD	11,392,980	CITI	9/17/2025	$81,814	—
AUD	17,932,528	USD	11,661,649	JPM	9/17/2025	77,284	—
DKK	3,115,000	USD	485,507	MSCS	9/17/2025	3,196	—
DKK	10,395,000	USD	1,648,453	SSB	9/17/2025	—	$(17,613)
EUR	24,507,280	USD	28,708,828	BARC	9/17/2025	—	(11,693)
EUR	11,615,934	USD	13,529,892	CITI	9/17/2025	71,946	—
EUR	18,880,337	USD	21,968,820	GSI	9/17/2025	139,369	—
EUR	37,760,673	USD	43,801,588	HUS	9/17/2025	414,790	—
EUR	18,880,337	USD	22,018,190	JPM	9/17/2025	89,999	—
EUR	15,052,100	USD	17,734,761	RBC	9/17/2025	—	(109,298)
EUR	11,615,934	USD	13,558,118	SSB	9/17/2025	43,719	—
GBP	19,238,003	USD	25,797,489	GSI	9/17/2025	208,383	—
GBP	8,408,804	USD	11,204,799	UBS	9/17/2025	162,196	—
JPY	5,058,268,250	USD	34,187,884	BARC	9/17/2025	286,002	—
JPY	2,302,127,276	USD	15,566,884	JPM	9/17/2025	122,927	—
JPY	1,732,871,551	USD	11,782,631	RBC	9/17/2025	27,501	—
JPY	3,142,692,831	USD	21,198,401	SCB	9/17/2025	220,161	—
MXN	129,336,581	USD	6,810,160	BARC	9/17/2025	109,103	—
MXN	133,841,477	USD	7,042,435	GSI	9/17/2025	117,832	—
MXN	535,000	USD	27,995	MSCS	9/17/2025	626	—
NOK	80,165,119	USD	7,815,193	BARC	9/17/2025	160,387	—
NOK	66,045,077	USD	6,530,631	GSI	9/17/2025	40,154	—
NOK	4,232,892	USD	425,197	JPM	9/17/2025	—	(4,069)
NOK	79,946,442	USD	7,815,193	SCB	9/17/2025	138,631	—
NOK	66,134,083	USD	6,530,631	UBS	9/17/2025	49,009	—
NZD	270,000	USD	160,364	CITI	9/17/2025	—	(996)
NZD	22,327,180	USD	13,232,560	MSCS	9/17/2025	—	(53,876)
NZD	565,000	USD	333,626	SCB	9/17/2025	—	(133)
SGD	13,135,916	USD	10,210,663	BARC	9/17/2025	39,046	—
SGD	25,524,873	USD	19,894,679	CITI	9/17/2025	21,901	—
SGD	25,131,112	USD	19,651,146	GSI	9/17/2025	—	(41,810)
SGD	18,019,308	USD	14,160,724	HUS	9/17/2025	—	(100,595)
SGD	13,772,007	USD	10,745,503	MSCS	9/17/2025	535	—
SGD	22,786,913	USD	17,778,434	SCB	9/17/2025	1,767	—
SGD	12,855,872	USD	9,947,339	SSB	9/17/2025	83,856	—
SGD	25,539,296	USD	19,894,679	UBS	9/17/2025	33,155	—
USD	1,694,131	AUD	2,600,000	ANZ	9/17/2025	—	(7,872)
USD	76,370	AUD	117,371	JPM	9/17/2025	—	(463)
USD	22,559,704	AUD	34,293,437	SCB	9/17/2025	110,647	—
USD	4,325,398	DKK	28,041,207	CITI	9/17/2025	—	(73,901)
USD	13,695,934	EUR	11,613,398	CITI	9/17/2025	97,066	—
USD	20,552,393	EUR	17,420,097	HUS	9/17/2025	154,091	—
USD	62,315,839	EUR	53,147,178	JPM	9/17/2025	82,423	—
USD	36,161,542	EUR	30,903,233	MSCS	9/17/2025	—	(25,022)
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	15

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	17,237,717	EUR	15,000,341	RBC	9/17/2025	—	$(327,138)
USD	14,392,640	EUR	12,500,284	SCB	9/17/2025	—	(244,739)
USD	12,698,473	GBP	9,561,124	GSI	9/17/2025	—	(226,224)
USD	14,704,643	GBP	11,052,209	MSCS	9/17/2025	—	(235,697)
USD	10,880,069	GBP	7,907,372	UBS	9/17/2025	$190,909	—
USD	12,723,122	JPY	1,878,747,026	BARC	9/17/2025	—	(81,204)
USD	21,027,753	JPY	3,102,781,636	GSI	9/17/2025	—	(118,801)
USD	5,230,617	JPY	764,849,011	JPM	9/17/2025	17,900	—
USD	4,856,511	JPY	709,983,542	MSCS	9/17/2025	17,722	—
USD	15,692,776	JPY	2,280,434,159	RBC	9/17/2025	150,811	—
USD	25,021,048	JPY	3,616,695,765	SSB	9/17/2025	371,987	—
USD	2,800,242	MXN	53,363,373	BARC	9/17/2025	—	(54,598)
USD	12,079,598	MXN	232,715,143	GSI	9/17/2025	—	(370,223)
USD	2,259,803	MXN	42,600,000	HUS	9/17/2025	—	(19,217)
USD	2,775,006	MXN	52,028,581	JPM	9/17/2025	—	(8,425)
USD	4,045,292	MXN	75,955,000	MSCS	9/17/2025	—	(18,157)
USD	2,767,036	MXN	52,028,581	SCB	9/17/2025	—	(16,395)
USD	6,461,844	MXN	120,968,413	SSB	9/17/2025	—	(9,738)
USD	30,437,893	NOK	307,741,255	CITI	9/17/2025	—	(179,098)
USD	932,933	NOK	9,490,000	MSCS	9/17/2025	—	(11,221)
USD	1,329,529	NZD	2,225,000	BMO	9/17/2025	16,216	—
USD	13,755,239	NZD	22,562,133	CITI	9/17/2025	437,873	—
USD	23,208,013	SGD	29,703,703	BARC	9/17/2025	30,770	—
USD	9,561,709	SGD	12,156,470	GSI	9/17/2025	76,243	—
USD	33,175,110	SGD	42,274,311	HUS	9/17/2025	189,258	—
USD	9,561,709	SGD	12,162,494	RBC	9/17/2025	71,543	—
USD	15,960,419	SGD	20,299,067	SCB	9/17/2025	121,437	—
USD	32,472,667	SGD	41,511,995	UBS	9/17/2025	81,636	—
						$4,963,821	$(2,368,216)

Derivatives Currency Abbreviations
AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
16	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$261,266,270	—	$261,266,270	—
Foreign government obligations	472,377,123	—	472,377,123	—
Corporate bonds	763,601,969	—	763,601,969	—
Convertible bonds	27,889,824	—	27,889,824	—
Term loans	126,627,731	—	126,627,731	—
Collateralized mortgage obligations	101,498,033	—	101,498,033	—
Asset-backed securities	24,703,122	—	24,703,122	—
Preferred securities	18,770,855	$18,770,855	—	—
Short-term investments	33,127,443	33,127,443	—	—
Total investments in securities	$1,829,862,370	$51,898,298	$1,777,964,072	—
Derivatives:
Assets
Futures	$135,484	$135,484	—	—
Forward foreign currency contracts	4,963,821	—	$4,963,821	—
Liabilities
Futures	(90,018)	(90,018)	—	—
Forward foreign currency contracts	(2,368,216)	—	(2,368,216)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
|	17

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,311,718	$21,530,611	$172,849,893	$(161,254,223)	$756	$406	$349,258	—	$33,127,443
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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